Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (1,672)	$ (1,892)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	141	112
Interest expenses	24	28
Interest income	(45)	(140)
Foreign exchange loss on cash and cash equivalents	252	339
Share of loss of a joint venture	50	39
Loss on sale of fixed asset		3
Changes in operating assets and liabilities
Decrease in trade receivables	5	33
Increase in other receivables and prepaid expenses	(73)	(32)
(Decrease) Increase in accounts payable and accruals	(126)	36
Net cash used in operating activities	(1,444)	(1,474)
CASH FLOWS – INVESTING ACTIVITIES:
Interest received on bank deposits	50	102
Investment in a joint venture	(28)	(44)
Purchase of property and equipment		(37)
Proceeds from sale of property		72
Net cash provided by investing activities	22	93
CASH FLOWS - FINANCING ACTIVITIES:
Issuance of share capital and warrants	4,000
Issuance cost	(337)
Principal elements of lease payments	(92)	(76)
Interest elements of lease payments	(4)	(8)
Share repurchases		(27)
Net cash provided by (used in) financing activities	3,567	(111)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,145	(1,492)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	6,022	7,845
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(15)	105
CASH AND CASH EQUIVALENTS - END OF PERIOD	8,152	6,458
Non-cash Investing and financing activities
Issuance cost not yet paid	93
Recognition of right of use asset and lease liability		$ 66